Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	8,690,171	2,044,363	[1]
Ordinary shares, shares outstanding	8,690,171	2,044,363	[1]

[1]	Retrospectively restated for effect of reverse stock split on September 24, 2024 and capital reduction on March 6, 2025.